INCOME TAXES - Net operating loss carryforwards (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Operating loss carryforwards
Net operating loss carryforwards	$ 64,430,676	$ 70,615,285
Withholding tax credit carryforwards	1,106,569	0
2021
Operating loss carryforwards
Net operating loss carryforwards	272,716
2022
Operating loss carryforwards
Net operating loss carryforwards	1,509,586
2023
Operating loss carryforwards
Net operating loss carryforwards	2,680,250
2024
Operating loss carryforwards
Net operating loss carryforwards	8,941,375
2025 through 2030
Operating loss carryforwards
Net operating loss carryforwards	29,630,906
No expiration date
Operating loss carryforwards
Net operating loss carryforwards	21,395,843
Advertising expenses
Operating loss carryforwards
Net operating loss carryforwards	$ 4,712,189	$ 1,716,908